UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5301
Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Point Bridge GOP Stock Tracker ETF
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.5%
Aerospace/Defense - 4.6%
759	General Dynamics Corporation	$156,035
488	Lockheed Martin Corporation	151,422
557	Northrop Grumman Corporation	160,260
830	Raytheon Company	154,862
630	The Boeing Company	160,152
591	TransDigm Group, Inc.	151,089
1,355	United Technologies Corporation	157,288
		1,091,108
Agriculture - 1.2%
2,357	Altria Group, Inc.	149,481
1,262	Philip Morris International, Inc.	140,095
		289,576
Airlines - 0.7%
3,368	American Airlines Group, Inc.	159,946
Auto Manufacturers - 0.7%
2,287	PACCAR, Inc.	165,442
Auto Parts & Equipment - 0.7%
4,910	The Goodyear Tire & Rubber Company	163,258
Banks - 11.1%
6,386	Bank of America Corporation	161,821
3,318	BB&T Corporation	155,747
2,215	Citigroup, Inc.	161,119
2,236	Comerica, Inc.	170,517
5,804	Fifth Third Bancorp	162,396
11,960	Huntington Bancshares, Inc.	166,962
1,660	JPMorgan Chase & Company	158,547
8,841	KeyCorp	166,388
3,319	Morgan Stanley	159,876
10,986	Regions Financial Corporation	167,317
2,778	SunTrust Banks, Inc.	166,041
684	The Goldman Sachs Group, Inc.	162,238
1,205	The PNC Financial Services Group. Inc.	162,398
2,932	U.S. Bancorp	157,126
2,996	Wells Fargo & Company	165,229
3,507	Zions Bancorporation	165,460
		2,609,182
Beverages - 1.2%
1,624	Dr Pepper Snapple Group, Inc.	143,675
1,678	Molson Coors Brewing Company - Class B	136,992
		280,667
Biotechnology - 0.7%
1,060	Celgene Corporation (a)	154,569
Building Materials - 1.3%
3,767	Johnson Controls International PLC	151,772
4,068	Masco Corporation	158,693
		310,465
Chemicals - 3.4%
4,794	CF Industries Holdings, Inc.	168,557
2,306	DowDuPont, Inc.	159,644
1,750	Eastman Chemical Company	158,358
1,426	PPG Industries, Inc.	154,949
435	The Sherwin-Williams Company	155,747
		797,255
Commercial Services - 1.8%
1,121	Cintas Corporation	161,738
1,136	Ecolab, Inc.	146,101
1,055	Equifax, Inc.	111,819
		419,658
Distribution/Wholesale - 1.3%
4,293	LKQ Corporation (a)	154,505
909	WW Grainger, Inc.	163,393
		317,898
Diversified Financial Services - 4.8%
865	Affiliated Managers Group, Inc.	164,203
1,162	CME Group, Inc.	157,660
3,586	Franklin Resources, Inc.	159,613
2,274	Intercontinental Exchange, Inc.	156,224
4,662	Invesco Ltd.	163,356
1,958	Raymond James Financial, Inc.	165,118
3,835	The Charles Schwab Corporation	167,743
		1,133,917
Electric - 6.1%
2,034	American Electric Power Company, Inc.	142,868
1,916	Dominion Energy, Inc.	147,398
1,712	Duke Energy Corporation	143,671
3,978	Exelon Corporation	149,851
4,625	FirstEnergy Corporation	142,589
1,010	NextEra Energy, Inc.	148,016
1,674	Pinnacle West Capital Corporation	141,553
3,823	PPL Corporation	145,083
2,490	SCANA Corporation	120,740
3,033	The Southern Company	149,042
		1,430,811
Electrical Components & Equipment - 0.7%
2,494	Emerson Electric Company	156,723
Electronics - 1.3%
1,092	Honeywell International, Inc.	154,780
808	Waters Corporation (a)	145,052
		299,832
Engineering & Construction - 0.7%
3,868	Fluor Corporation	162,843
Food - 1.9%
3,143	Campbell Soup Company	147,155
4,366	Conagra Brands, Inc.	147,309
1,407	The J.M. Smucker Company	147,637
		442,101
Forest Products & Paper - 0.6%
2,719	International Paper Company	154,494
Gas - 0.6%
5,584	NiSource, Inc.	142,895
Hand/Machine Tools - 0.7%
1,049	Stanley Black & Decker, Inc.	158,368

Healthcare-Products - 3.8%
2,921	Abbott Laboratories	155,865
5,300	Boston Scientific Corporation (a)	154,601
456	C.R. Bard, Inc.	146,148
1,921	ResMed, Inc.	147,840
618	The Cooper Companies, Inc.	146,534
1,283	Zimmer Biomet Holdings, Inc.	150,226
		901,214
Healthcare-Services - 0.6%
941	Aetna, Inc.	149,628
Home Builders - 0.7%
5,837	PulteGroup, Inc.	159,525
Home Furnishings - 1.3%
3,212	Leggett & Platt, Inc.	153,309
885	Whirlpool Corporation	163,229
		316,538
Insurance - 4.7%
1,823	Aflac, Inc.	148,374
2,568	Arthur J. Gallagher & Co.	158,060
841	Berkshire Hathaway, Inc. - Class B (a)	154,172
2,812	Brighthouse Financial, Inc. (a)	170,970
1,989	Cincinnati Financial Corporation	152,298
3,114	MetLife, Inc.	161,772
1,279	The Travelers Companies, Inc.	156,703
		1,102,349
Iron/Steel - 0.6%
2,704	Nucor Corporation	151,532
Leisure Time - 0.7%
3,207	Harley-Davidson, Inc.	154,609

Lodging - 0.7%
1,054	Wynn Resorts Ltd.	156,962
Machinery-Construction & Mining - 0.7%
1,273	Caterpillar, Inc.	158,756
Machinery-Diversified - 0.7%
1,279	Deere & Company	160,630
Mining - 0.6%
9,937	Freeport-McMoRan, Inc. (a)	139,515
Miscellaneous Manufacturing - 4.0%
734	3M Company	154,067
2,095	Eaton Corporation PLC	160,875
5,996	General Electric Company	144,983
1,089	Illinois Tool Works, Inc.	161,128
936	Parker-Hannifin Corporation	163,819
3,065	Textron, Inc.	165,142
		950,014
Oil & Gas - 13.4%
3,532	Anadarko Petroleum Corporation	172,538
3,723	Apache Corporation	170,514
39,798	Chesapeake Energy Corporation (a)	171,131
1,337	Chevron Corporation	157,098
1,311	Concho Resources, Inc. (a)	172,685
3,319	ConocoPhillips	166,116
4,578	Devon Energy Corporation	168,058
1,701	EOG Resources, Inc.	164,555
2,377	EQT Corporation	155,076
1,892	Exxon Mobil Corporation	155,106
3,221	Helmerich & Payne, Inc.	167,846
3,643	Hess Corporation	170,820
12,754	Marathon Oil Corp.	172,944
2,853	Marathon Petroleum Corporation	159,996
6,100	Murphy Oil Corporation	162,016
5,658	Newfield Exploration Company (a)	167,873
2,424	Occidental Petroleum Corporation	155,645
1,786	Phillips 66	163,616
2,197	Valero Energy Corporation	169,015
		3,142,648
Oil & Gas Services - 2.1%
4,300	Baker Hughes, Inc. - Class A	157,466
3,645	Halliburton Company	167,779
5,699	TechnipFMC PLC (a)	159,116
		484,361
Packaging & Containers - 0.6%
2,633	WestRock Company	149,370
Pharmaceuticals - 3.2%
671	Allergan PLC	137,521
1,848	AmerisourceBergen Corporation	152,922
2,174	Cardinal Health, Inc.	145,484
980	McKesson Corporation	150,538
1,909	Perrigo Company PLC	161,597
		748,062
Pipelines - 1.9%
7,742	Kinder Morgan, Inc.	148,492
2,647	ONEOK, Inc.	146,670
4,969	The Williams Companies, Inc.	149,120
		444,282
Real Estate - 3.1%
5,081	Duke Realty Corporation (b)	146,434
1,881	Extra Space Storage, Inc. (b)	150,330
1,407	Mid-America Apartment Communities, Inc. (b)	150,380
2,310	Regency Centers Corporation (b)	143,312
2,747	The Macerich Company (b)	151,003
		741,459
Retail - 5.3%
272	AutoZone, Inc. (a)	161,870
1,806	Dollar Tree, Inc. (a)	156,797
4,000	L Brands, Inc.	166,440
1,925	Lowe’s Companies, Inc.	153,885
742	O’Reilly Automotive, Inc. (a)	159,805
950	The Home Depot, Inc.	155,382
1,859	Wal-Mart Stores, Inc.	145,262
1,958	Yum! Brands, Inc.	144,128
		1,243,569
Software - 0.6%
1,608	Fidelity National Information Services, Inc.	150,171
Telecommunications - 0.7%
4,085	AT&T, Inc.	160,009
Transportation - 3.4%
2,972	CSX Corporation	161,261
700	FedEx Corporation	157,906
1,212	Norfolk Southern Corporation	160,275
1,418	Union Pacific Corporation	164,445
1,310	United Parcel Service, Inc. - Class B	157,318
		801,205
TOTAL COMMON STOCKS (Cost $22,701,899)		23,407,416

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
42,886	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 0.90% (c)	42,886
TOTAL SHORT-TERM INVESTMENTS (Cost $42,886)		42,886

TOTAL INVESTMENTS - 99.7% (Cost $22,744,785)		23,450,302
Other Assets in Excess of Liabilities - 0.3%		75,182
NET ASSETS - 100.0%		$23,525,484

PLC	Public Liability Company
(a)	Non-income producing security.
(b)	Real Estate Investment Trust ("REIT").
(b)	Annualized seven-day yield as of September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 is as follows*:
Cost of investments		$22,744,785
Gross unrealized appreciation		866,682
Gross unrealized depreciation		(161,165)
Net unrealized appreciation		$705,517

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Valuation Measurements (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and real estate investment trusts (“REIT’s”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

Point Bridge GOP Stock Tracker ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 23,407,416	$ -	$ -	$ 23,407,416
Short-Term Investments	42,886	-	-	42,886
Total Investments in Securities	$ 23,450,302	$ -	$ -	$ 23,450,302
^ See Schedule of Investments for industry breakouts.

For the period ended September 30, 2017, there were no transfers into or out of Level 1, 2, or 3. It is the Fund’s policy to record transfers into or out of Levels at the end of the period.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           ETF Series Solutions

By (Signature and Title)   /s/ Paul R. Fearday
   Paul R. Fearday, President (principal executive officer)

Date       11/14/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date      11/14/17

By (Signature and Title)* /s/ Kristen M. Weitzel
   Kristen M. Weitzel, Treasurer (principal financial officer)

Date      11/14/17

* Print the name and title of each signing officer under his or her signature.